FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.1%
COMMUNICATION SERVICES - 6.4%
Entertainment - 0.9%
G5 Entertainment AB	3,107	$57,896	(a)
GungHo Online Entertainment Inc.	7,900	139,548	(a)
Nintendo Co. Ltd.	300	129,657	(a)

Total Entertainment		327,101

Interactive Media & Services - 2.2%
Alphabet Inc., Class C Shares	71	155,309	*(b)
Auto Trader Group PLC	28,996	196,077	(a)
Meta Platforms Inc., Class A Shares	619	99,814	*(b)
Rightmove PLC	24,051	166,426	(a)
Yelp Inc.	5,632	156,401	*(b)

Total Interactive Media & Services		774,027

Media - 3.3%
Criteo SA, ADR	8,505	207,522	*(b)
CyberAgent Inc.	10,100	100,680	(a)
Nexstar Media Group Inc., Class A Shares	844	137,471
Nippon Television Holdings Inc.	13,800	122,831	(a)
Sinclair Broadcast Group Inc., Class A Shares	6,364	129,826	(b)
SKY Perfect JSAT Holdings Inc.	52,200	207,834	(a)
ValueCommerce Co. Ltd.	5,400	124,950	(a)
WPP PLC	14,532	146,035	(a)

Total Media		1,177,149

TOTAL COMMUNICATION SERVICES		2,278,277

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.6%
NGK Spark Plug Co. Ltd.	11,800	214,387	(a)

Automobiles - 1.4%
Bayerische Motoren Werke AG	1,802	138,731	(a)
Mitsubishi Motors Corp.	51,800	175,420	*(a)
Suzuki Motor Corp.	3,500	110,119	(a)
Trigano SA	901	89,225	(a)

Total Automobiles		513,495

Hotels, Restaurants & Leisure - 0.3%
InterContinental Hotels Group PLC	1,858	98,505	(a)

Household Durables - 3.4%
Berkeley Group Holdings PLC	2,435	110,483	(a)
Crest Nicholson Holdings PLC	51,033	151,324	(a)
Forbo Holding AG, Registered Shares	124	165,286	(a)
Lennar Corp., Class A Shares	2,027	143,045	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	1

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Durables - continued
Nikon Corp.	15,700	$181,747	(a)
PulteGroup Inc.	4,731	187,490	(b)
Redrow PLC	25,259	150,523	(a)
Sumitomo Forestry Co. Ltd.	8,500	120,577	(a)

Total Household Durables		1,210,475

Leisure Products - 0.3%
Spin Master Corp.	3,500	114,229	*

Multiline Retail - 1.1%
Canadian Tire Corp. Ltd., Class A Shares	800	100,932
Dillard’s Inc., Class A Shares	675	148,885	(b)
Next PLC	1,901	135,728	(a)

Total Multiline Retail		385,545

Specialty Retail - 2.2%
AutoZone Inc.	96	206,315	*(b)
H & M Hennes & Mauritz AB, Class B Shares	12,178	145,596	(a)
Industria de Diseno Textil SA	5,689	128,841	(a)
Lowe’s Cos. Inc.	1,013	176,941	(b)
Penske Automotive Group Inc.	1,211	126,780	(b)

Total Specialty Retail		784,473

Textiles, Apparel & Luxury Goods - 3.6%
adidas AG	873	154,400	(a)
Burberry Group PLC	9,020	180,446	(a)
Cie Financiere Richemont SA, Registered Shares	1,351	143,876	(a)
Deckers Outdoor Corp.	563	143,762	*(b)
Dr. Martens PLC	23,000	66,570	(a)
Gildan Activewear Inc.	5,900	169,822
Hermes International	124	140,086	(a)
Pandora A/S	2,384	150,654	(a)
Swatch Group AG, Bearer Shares	647	153,526	(a)

Total Textiles, Apparel & Luxury Goods		1,303,142

TOTAL CONSUMER DISCRETIONARY		4,624,251

CONSUMER STAPLES - 6.3%
Beverages - 1.0%
Remy Cointreau SA	660	116,230	(a)
Takara Holdings Inc.	12,000	88,948	(a)
Treasury Wine Estates Ltd.	18,135	141,984	(a)

Total Beverages		347,162

Food & Staples Retailing - 3.4%
BJ’s Wholesale Club Holdings Inc.	2,928	182,473	*(b)
George Weston Ltd.	1,600	186,911

See Notes to Schedule of Investments.

2	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Jeronimo Martins SGPS SA	9,471	$205,857	(a)
Kesko oyj, Class B Shares	4,731	111,684	(a)
Kroger Co.	2,760	130,631	(b)
Loblaw Cos. Ltd.	2,100	189,395
Tesco PLC	32,218	100,209	(a)
Walgreens Boots Alliance Inc.	3,097	117,376	(b)

Total Food & Staples Retailing		1,224,536

Food Products - 1.0%
Sanderson Farms Inc.	1,000	215,530	(b)
Viscofan SA	2,835	156,390	(a)

Total Food Products		371,920

Personal Products - 0.9%
L’Oreal SA	581	200,740	(a)
USANA Health Sciences Inc.	1,633	118,164	*(b)

Total Personal Products		318,904

TOTAL CONSUMER STAPLES		2,262,522

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
BP PLC	36,556	172,175	(a)
Cosmo Energy Holdings Co. Ltd.	7,400	205,597	(a)
Eni SpA	13,856	164,606	(a)
Imperial Oil Ltd.	3,800	179,136
Inpex Corp.	13,800	148,938	(a)
Marathon Petroleum Corp.	1,858	152,746	(b)
Parex Resources Inc.	7,000	118,552
Repsol SA	12,629	185,960	(a)
Suncor Energy Inc.	5,900	206,995
Whitehaven Coal Ltd.	59,424	200,512	(a)

TOTAL ENERGY		1,735,217

FINANCIALS - 12.4%
Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	35,711	162,081	(a)
Banco de Sabadell SA	245,584	198,203	(a)
Bank of Montreal	1,400	134,627
Comerica Inc.	1,971	144,632	(b)
Lloyds Banking Group PLC	208,409	107,500	(a)
Nishi-Nippon Financial Holdings Inc.	25,500	141,052	(a)
Washington Federal Inc.	5,407	162,318	(b)

Total Banks		1,050,413

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	3

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 2.5%
3i Group PLC	9,012	$121,749	(a)
Azimut Holding SpA	7,925	138,670	(a)
Bank of New York Mellon Corp.	2,749	114,661	(b)
Canaccord Genuity Group Inc.	17,200	112,644
Intermediate Capital Group PLC	6,336	101,111	(a)
SBI Holdings Inc.	9,600	188,003	(a)
UBS Group AG, Registered Shares	6,477	104,553	(a)

Total Capital Markets		881,391

Consumer Finance - 0.6%
Ally Financial Inc.	3,435	115,107	(b)
Synchrony Financial	4,000	110,480	(b)

Total Consumer Finance		225,587

Diversified Financial Services - 0.9%
Jackson Financial Inc., Class A Shares	4,787	128,052	(b)
Plus500 Ltd.	9,969	203,047	(a)

Total Diversified Financial Services		331,099

Insurance - 4.6%
American International Group Inc.	2,647	135,341	(b)
Arch Capital Group Ltd.	2,816	128,100	*(b)
Axis Capital Holdings Ltd.	3,295	188,112	(b)
Brighthouse Financial Inc.	2,422	99,350	*(b)
Direct Line Insurance Group PLC	24,000	73,561	(a)
Japan Post Holdings Co. Ltd.	28,300	202,199	(a)
Japan Post Insurance Co. Ltd.	12,400	198,452	(a)
Legal & General Group PLC	36,387	106,216	(a)
MetLife Inc.	2,816	176,817	(b)
RenaissanceRe Holdings Ltd.	1,408	220,169	(b)
Unum Group	3,661	124,547	(b)

Total Insurance		1,652,864

Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd.	3,942	153,344	(b)
Radian Group Inc.	7,998	157,160	(b)

Total Thrifts & Mortgage Finance		310,504

TOTAL FINANCIALS		4,451,858

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 0.7%
Hoya Corp.	1,300	111,130	(a)
Inmode Ltd.	5,745	128,746	*(b)

Total Health Care Equipment & Supplies		239,876

See Notes to Schedule of Investments.

4	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.8%
H.U. Group Holdings Inc.	3,300	$71,682	(a)
Henry Schein Inc.	2,309	177,193	*(b)
McKesson Corp.	619	201,924	(b)
Molina Healthcare Inc.	647	180,908	*(b)

Total Health Care Providers & Services		631,707

Life Sciences Tools & Services - 1.0%
Mettler-Toledo International Inc.	147	168,869	*(b)
Waters Corp.	563	186,342	*(b)

Total Life Sciences Tools & Services		355,211

Pharmaceuticals - 3.0%
Chugai Pharmaceutical Co. Ltd.	7,400	189,376	(a)
Hisamitsu Pharmaceutical Co. Inc.	6,700	172,704	(a)
Indivior PLC	57,734	217,445	*(a)
Novo Nordisk A/S, Class B Shares	1,689	187,464	(a)
Ono Pharmaceutical Co. Ltd.	6,100	156,602	(a)
Roche Holding AG	506	168,917	(a)

Total Pharmaceuticals		1,092,508

TOTAL HEALTH CARE		2,319,302

INDUSTRIALS - 15.6%
Aerospace & Defense - 0.2%
Bombardier Inc., Class B Shares	5,020	75,347	*

Air Freight & Logistics - 0.7%
Expeditors International of Washington Inc.	1,886	183,809	(b)
Royal Mail PLC	18,000	59,509	(a)

Total Air Freight & Logistics		243,318

Airlines - 0.6%
Delta Air Lines Inc.	3,379	97,890	*(b)
Southwest Airlines Co.	3,492	126,131	*(b)

Total Airlines		224,021

Building Products - 2.8%
AGC Inc.	4,000	140,744	(a)
AO Smith Corp.	2,647	144,738	(b)
Cie de Saint-Gobain	2,182	94,783	(a)
Fletcher Building Ltd.	41,755	131,412	(a)
Lennox International Inc.	394	81,396	(b)
Masco Corp.	3,942	199,465	(b)
Sanwa Holdings Corp.	20,200	193,722	(a)

Total Building Products		986,260

Commercial Services & Supplies - 0.3%
Intrum AB	4,675	89,261	(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	5

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 0.6%
Balfour Beatty PLC	68,753	$212,853	(a)

Machinery - 3.4%
Allison Transmission Holdings Inc.	3,000	115,350
Amada Co. Ltd.	26,000	191,236	(a)
Bucher Industries AG, Registered Shares	491	171,821	(a)
Cummins Inc.	491	95,023	(b)
DMG Mori Co. Ltd.	15,000	185,954	(a)
Ebara Corp.	4,400	164,921	(a)
Epiroc AB, Class A Shares	6,111	94,460	(a)
NGK Insulators Ltd.	14,800	199,578	(a)

Total Machinery		1,218,343

Marine - 2.4%
A.P. Moller - Maersk A/S, Class B Shares	91	213,733	(a)
Kuehne + Nagel International AG, Registered Shares	746	176,619	(a)
Mitsui OSK Lines Ltd.	7,500	172,252	(a)
Nippon Yusen KK	2,900	198,941	(a)
ZIM Integrated Shipping Services Ltd.	2,422	114,391	(b)

Total Marine		875,936

Professional Services - 2.6%
JAC Recruitment Co. Ltd.	9,900	126,913	(a)
ManpowerGroup Inc.	1,746	133,412	(b)
McMillan Shakespeare Ltd.	18,686	125,573	(a)
Meitec Corp.	11,700	188,725	(a)
Robert Half International Inc.	1,971	147,608	(b)
Wolters Kluwer NV	2,255	219,370	(a)

Total Professional Services		941,601

Road & Rail - 0.5%
Ryder System Inc.	2,365	168,057	(b)

Trading Companies & Distributors - 1.1%
Howden Joinery Group PLC	20,297	149,858	(a)
Marubeni Corp.	12,000	108,324	(a)
Rush Enterprises Inc., Class A Shares	3,041	146,576	(b)

Total Trading Companies & Distributors		404,758

Transportation Infrastructure - 0.4%
Sumitomo Warehouse Co. Ltd.	10,500	155,034	(a)

TOTAL INDUSTRIALS		5,594,789

See Notes to Schedule of Investments.

6	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.8%
Nokia oyj, ADR	35,260	$162,549	(b)
Telefonaktiebolaget LM Ericsson, Class B Shares	18,300	136,585	(a)

Total Communications Equipment		299,134

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics Inc.	1,351	151,434	*(b)
Celestica Inc.	15,000	145,898	*
Hirose Electric Co. Ltd.	800	105,643	(a)
Renishaw PLC	3,028	131,523	(a)

Total Electronic Equipment, Instruments & Components		534,498

IT Services - 1.2%
Alten SA	1,126	123,838	(a)
CGI Inc.	1,800	143,390	*
Reply SpA	1,295	157,780	(a)

Total IT Services		425,008

Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials Inc.	1,774	161,398	(b)
ASML Holding NV	338	163,128	(a)
BE Semiconductor Industries NV	2,760	132,900	(a)
Melexis NV	1,689	120,882	(a)
ON Semiconductor Corp.	3,379	169,997	*(b)
SCREEN Holdings Co. Ltd.	2,100	140,835	(a)

Total Semiconductors & Semiconductor Equipment		889,140

Software - 1.6%
Check Point Software Technologies Ltd.	1,689	205,686	*(b)
Qualys Inc.	1,600	201,824	*(b)
Teradata Corp.	4,280	158,403	*(b)

Total Software		565,913

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	957	130,841	(b)
Dell Technologies Inc., Class C Shares	3,802	175,691	(b)
HP Inc.	3,999	131,087	(b)
NetApp Inc.	2,309	150,639	(b)
Pure Storage Inc., Class A Shares	4,500	115,695	*(b)
Seagate Technology Holdings PLC	2,534	181,029	(b)

Total Technology Hardware, Storage & Peripherals		884,982

TOTAL INFORMATION TECHNOLOGY		3,598,675

MATERIALS - 5.9%
Chemicals - 2.7%
CF Industries Holdings Inc.	1,070	91,731	(b)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	7

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Chemicals - continued
Huntsman Corp.	4,618	$130,921	(b)
K+S AG, Registered Shares	5,801	141,042	(a)
Methanex Corp.	3,500	133,697
Mosaic Co.	2,500	118,075
OCI NV	5,857	193,134	(a)
Olin Corp.	3,379	156,380	(b)

Total Chemicals		964,980

Construction Materials - 0.3%
CSR Ltd.	43,237	121,245	(a)

Metals & Mining - 2.5%
Alcoa Corp.	2,300	104,834	(b)
Evraz PLC	66,007	0	(a)(c)(d)
Ferrexpo PLC	55,287	87,801	(a)
Hudbay Minerals Inc.	21,900	89,322
Lundin Mining Corp.	16,000	101,429
Outokumpu oyj	33,796	139,963	(a)
Rio Tinto Ltd.	1,520	108,889	(a)
South32 Ltd.	65,395	180,523	(a)
Teck Resources Ltd., Class B Shares	2,900	88,676

Total Metals & Mining		901,437

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	2,647	138,729	(b)

TOTAL MATERIALS		2,126,391

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Douglas Emmett Inc.	3,999	89,498	(b)
Dream Industrial Real Estate Investment Trust	12,000	112,617
EPR Properties	3,154	148,017	(b)
Host Hotels & Resorts Inc.	8,786	137,764	(b)
Inmobiliaria Colonial Socimi SA	13,856	88,652	(a)
Klepierre SA	7,491	144,268	(a)
Merlin Properties Socimi SA	21,009	202,789	(a)
Simon Property Group Inc.	1,380	130,990
Stockland	52,788	131,576	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,186,171

See Notes to Schedule of Investments.

8	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Real Estate Management & Development - 1.4%
Daito Trust Construction Co. Ltd.		2,300	$198,346	(a)
Mitsui Fudosan Co. Ltd.		7,000	150,633	(a)
Savills PLC		11,265	138,890	(a)

Total Real Estate Management & Development			487,869

TOTAL REAL ESTATE			1,674,040

UTILITIES - 2.5%
Electric Utilities - 1.4%
Fortum oyj		11,715	176,005	(a)
NRG Energy Inc.		3,492	133,290	(b)
PPL Corp.		6,702	181,825	(b)

Total Electric Utilities			491,120

Multi-Utilities - 1.1%
AGL Energy Ltd.		36,330	206,956	(a)
Centrica PLC		202,100	198,039	*(a)

Total Multi-Utilities			404,995

TOTAL UTILITIES			896,115

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,654,311)			31,561,437

	RATE
SHORT-TERM INVESTMENTS - 8.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,927,299)	1.322%	2,927,299	2,927,299

TOTAL INVESTMENTS - 96.3% (Cost - $36,581,610)			34,488,736
Other Assets in Excess of Liabilities - 3.7%			1,337,717

TOTAL NET ASSETS - 100.0%			$35,826,453

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	9

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT - (87.8)%
COMMON STOCKS - (87.8)%
COMMUNICATION SERVICES - (6.6)%
Diversified Telecommunication Services - (1.9)%
BT Group PLC	(66,466)	$(150,825	)(a)
Cellnex Telecom SA	(4,125)	(160,695	)(a)
Deutsche Telekom AG, Registered Shares	(8,055)	(159,929	)(a)
Infrastrutture Wireless Italiane SpA	(15,096)	(153,580	)(a)
Telecom Italia SpA	(335,717)	(87,965	)*(a)

Total Diversified Telecommunication Services		(712,994)

Entertainment - (1.0)%
Embracer Group AB	(18,926)	(144,466	)*(a)
Manchester United PLC, Class A Shares	(11,041)	(122,776)
Nexon Co. Ltd.	(4,800)	(98,347	)(a)

Total Entertainment		(365,589)

Interactive Media & Services - (0.8)%
Adevinta ASA	(19,912)	(144,938	)*(a)
Genius Sports Ltd.	(22,700)	(51,075	)*
Z Holdings Corp.	(41,200)	(120,534	)(a)

Total Interactive Media & Services		(316,547)

Media - (1.8)%
Charter Communications Inc., Class A Shares	(315)	(147,587	)*
ITV PLC	(130,115)	(103,473	)(a)
Kadokawa Corp.	(6,300)	(135,810	)(a)
Shaw Communications Inc., Class B Shares	(5,800)	(170,909)
Viaplay Group AB	(3,609)	(74,108	)*(a)

Total Media		(631,887)

Wireless Telecommunication Services - (1.1)%
Rogers Communications Inc., Class B Shares	(1,900)	(91,044)
T-Mobile US Inc.	(958)	(128,889	)*
Vodafone Group PLC	(102,515)	(158,144	)(a)

Total Wireless Telecommunication Services		(378,077)

TOTAL COMMUNICATION SERVICES		(2,405,094)

CONSUMER DISCRETIONARY - (12.8)%
Auto Components - (1.8)%
Adient PLC	(3,662)	(108,505	)*
Autoliv Inc., SDR	(2,028)	(147,538	)(a)
Dana Inc.	(7,943)	(111,758)
Sumitomo Electric Industries Ltd.	(16,000)	(176,951	)(a)
Valeo	(5,239)	(102,542	)(a)

Total Auto Components		(647,294)

See Notes to Schedule of Investments.

10	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Automobiles - (0.4)%
Toyota Motor Corp.	(10,000)	$(154,007	)(a)

Diversified Consumer Services - (0.7)%
ADT Inc.	(24,841)	(152,772)
Mister Car Wash Inc.	(8,787)	(95,603	)*

Total Diversified Consumer Services		(248,375)

Hotels, Restaurants & Leisure - (4.1)%
Aramark	(5,295)	(162,186)
Basic-Fit NV	(4,254)	(162,134	)*(a)
DraftKings Inc., Class A Shares	(7,661)	(89,404	)*
Flutter Entertainment PLC	(1,352)	(136,872	)*(a)
Food & Life Cos. Ltd.	(5,300)	(113,028	)(a)
Fuji Kyuko Co. Ltd.	(4,500)	(139,411	)(a)
Kyoritsu Maintenance Co. Ltd.	(4,800)	(179,148	)(a)
Oriental Land Co. Ltd.	(1,200)	(167,121	)(a)
Wingstop Inc.	(1,014)	(75,817)
Zensho Holdings Co. Ltd.	(7,000)	(168,030	)(a)

Total Hotels, Restaurants & Leisure		(1,393,151)

Household Durables - (0.9)%
Countryside Partnerships PLC	(37,310)	(112,766	)*(a)
Leggett & Platt Inc.	(4,563)	(157,789)
Nagawa Co. Ltd.	(1,300)	(77,367	)(a)

Total Household Durables		(347,922)

Internet & Direct Marketing Retail - (3.3)%
Amazon.com Inc.	(1,352)	(143,596	)*
Auction Technology Group PLC	(9,602)	(107,830	)*(a)
BHG Group AB	(14,242)	(45,652	)*(a)
Delivery Hero SE	(3,436)	(128,800	)*(a)
Farfetch Ltd., Class A Shares	(11,998)	(85,906	)*
Just Eat Takeaway.com NV	(5,070)	(81,069	)*(a)
Mercari Inc.	(5,800)	(83,238	)*(a)
Moonpig Group PLC	(30,802)	(84,599	)*(a)
Prosus NV	(3,155)	(208,509	)(a)
Rakuten Group Inc.	(20,200)	(91,210	)(a)
THG PLC	(129,271)	(129,854	)*(a)

Total Internet & Direct Marketing Retail		(1,190,263)

Leisure Products - (0.3)%
Thule Group AB	(4,318)	(106,207	)(a)

Multiline Retail - (0.2)%
B&M European Value Retail SA	(16,673)	(74,702	)(a)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	11

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - (0.6)%
Bic Camera Inc.	(19,200)	$(165,904	)(a)
Carvana Co.	(986)	(22,264	)*

Total Specialty Retail		(188,168)

Textiles, Apparel & Luxury Goods - (0.5)%
EssilorLuxottica SA	(1,127)	(170,468	)(a)

TOTAL CONSUMER DISCRETIONARY		(4,520,557)

CONSUMER STAPLES - (6.5)%
Beverages - (1.1)%
Boston Beer Co. Inc., Class A Shares	(450)	(136,336	)*
C&C Group PLC	(43,560)	(97,733	)*(a)
Ito En Ltd.	(3,400)	(152,236	)(a)

Total Beverages		(386,305)

Food & Staples Retailing - (2.2)%
Aeon Co. Ltd.	(8,700)	(151,026	)(a)
J Sainsbury PLC	(37,908)	(94,165	)(a)
Kusuri no Aoki Holdings Co. Ltd.	(3,200)	(136,862	)(a)
Ocado Group PLC	(11,342)	(107,867	)*(a)
Shop Apotheke Europe NV	(1,353)	(120,334	)*(a)
Sugi Holdings Co. Ltd.	(2,500)	(109,582	)(a)
Zur Rose Group AG	(709)	(53,218	)*(a)

Total Food & Staples Retailing		(773,054)

Food Products - (2.1)%
Bakkafrost P/F	(2,833)	(181,692	)(a)
Dole PLC	(9,914)	(83,872)
Freshpet Inc.	(1,916)	(99,421	)*
J & J Snack Foods Corp.	(817)	(114,102)
Maple Leaf Foods Inc.	(6,400)	(125,842)
Salmar ASA	(2,200)	(155,218	)(a)

Total Food Products		(760,147)

Household Products - (0.3)%
Reynolds Consumer Products Inc.	(3,831)	(104,471)

Personal Products - (0.8)%
Kose Corp.	(1,200)	(109,265	)(a)
Olaplex Holdings Inc.	(11,998)	(169,052	)*

Total Personal Products		(278,317)

TOTAL CONSUMER STAPLES		(2,302,294)

ENERGY - (4.8)%
Energy Equipment & Services - (1.2)%
Cactus Inc., Class A Shares	(3,211)	(129,307)

See Notes to Schedule of Investments.

12	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Energy Equipment & Services - continued
ChampionX Corp.	(6,534)	$(129,700)
NOV Inc.	(8,055)	(136,210)

Total Energy Equipment & Services		(395,217)

Oil, Gas & Consumable Fuels - (3.6)%
Enbridge Inc.	(3,800)	(160,479)
Enviva Inc.	(1,521)	(87,032)
Iwatani Corp.	(2,400)	(92,560	)(a)
New Fortress Energy Inc.	(2,704)	(106,997)
NexGen Energy Ltd.	(34,300)	(123,109	)*
Northern Oil and Gas Inc.	(4,056)	(102,455)
Parkland Corp.	(6,500)	(176,538)
PrairieSky Royalty Ltd.	(11,800)	(148,600)
TC Energy Corp.	(3,300)	(170,948)
Tellurian Inc.	(33,797)	(100,715	)*

Total Oil, Gas & Consumable Fuels		(1,269,433)

TOTAL ENERGY		(1,664,650)

FINANCIALS - (12.7)%
Banks - (3.9)%
Bank of Kyoto Ltd.	(4,300)	(183,291	)(a)
CaixaBank SA	(42,809)	(148,973	)(a)
Credit Agricole SA	(9,689)	(88,756	)(a)
First Financial Bankshares Inc.	(3,943)	(154,842)
Huntington Bancshares Inc.	(10,928)	(131,464)
National Australia Bank Ltd.	(5,070)	(95,884	)(a)
Prosperity Bancshares Inc.	(2,535)	(173,064)
Shinsei Bank Ltd.	(8,900)	(134,078	)(a)
Toronto-Dominion Bank	(1,900)	(124,595)
United Bankshares Inc.	(3,042)	(106,683)

Total Banks		(1,341,630)

Capital Markets - (5.2)%
Allfunds Group PLC	(14,702)	(113,499	)(a)
Ares Management Corp., Class A Shares	(1,549)	(88,076)
ASX Ltd.	(2,706)	(152,720	)(a)
Blue Owl Capital Inc.	(11,716)	(117,511)
Brookfield Asset Management Inc., Class A Shares	(3,605)	(160,314)
Credit Suisse Group AG, Registered Shares	(21,574)	(122,843	)(a)
EQT AB	(4,112)	(85,479	)(a)
Euronext NV	(2,320)	(190,085	)(a)
London Stock Exchange Group PLC	(1,671)	(155,335	)(a)
Moody’s Corp.	(507)	(137,889)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	13

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - continued
MSCI Inc.	(315)	$(129,827)
Nordnet AB publ	(10,365)	(135,630	)(a)
S&P Global Inc.	(523)	(176,282)
Tradeweb Markets Inc., Class A Shares	(2,085)	(142,301)

Total Capital Markets		(1,907,791)

Consumer Finance - (0.3)%
Credit Saison Co. Ltd.	(9,800)	(112,561	)(a)

Diversified Financial Services - (0.8)%
Burford Capital Ltd.	(14,420)	(141,310	)(a)
Industrivarden AB, Class C Shares	(6,316)	(140,611	)(a)

Total Diversified Financial Services		(281,921)

Insurance - (2.2)%
Arthur J Gallagher & Co.	(1,071)	(174,616)
BRP Group Inc., Class A Shares	(4,450)	(107,467	)*
Kemper Corp.	(2,085)	(99,871)
Prudential PLC	(11,470)	(142,675	)(a)
Trupanion Inc.	(1,409)	(84,906	)*
Tryg A/S	(7,991)	(179,547	)(a)

Total Insurance		(789,082)

Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(2,873)	(108,772)

TOTAL FINANCIALS		(4,541,757)

HEALTH CARE - (6.3)%
Health Care Equipment & Supplies - (2.4)%
Ambu A/S, Class B Shares	(9,238)	(90,285	)(a)
Asahi Intecc Co. Ltd.	(10,200)	(153,774	)(a)
ConvaTec Group PLC	(69,564)	(190,962	)(a)
Insulet Corp.	(536)	(116,816	)*
Menicon Co. Ltd.	(6,000)	(137,898	)(a)
STERIS PLC	(845)	(174,197)

Total Health Care Equipment & Supplies		(863,932)

Health Care Providers & Services - (1.3)%
agilon health Inc.	(5,408)	(118,057	)*
Guardant Health Inc.	(2,817)	(113,638	)*
HealthEquity Inc.	(2,817)	(172,936	)*
Orpea SA	(2,873)	(70,027	)(a)

Total Health Care Providers & Services		(474,658)

See Notes to Schedule of Investments.

14	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Technology - (0.9)%
Change Healthcare Inc.	(7,098)	$(163,680	)*
Definitive Healthcare Corp.	(6,027)	(138,199	)*

Total Health Care Technology		(301,879)

Life Sciences Tools & Services - (1.4)%
Evotec SE	(6,573)	(158,547	)*(a)
Illumina Inc.	(507)	(93,471	)*
Olink Holding AB, ADR	(5,239)	(79,633	)*
Sotera Health Co.	(8,787)	(172,137	)*

Total Life Sciences Tools & Services		(503,788)

Pharmaceuticals - (0.3)%
Teva Pharmaceutical Industries Ltd., ADR	(16,054)	(120,726	)*

TOTAL HEALTH CARE		(2,264,983)

INDUSTRIALS - (15.3)%
Aerospace & Defense - (1.2)%
CAE Inc.	(5,700)	(140,463	)*
Meggitt PLC	(15,772)	(151,489	)*(a)
Rolls-Royce Holdings PLC	(156,026)	(157,792	)*(a)

Total Aerospace & Defense		(449,744)

Airlines - (0.8)%
Japan Airlines Co. Ltd.	(9,000)	(157,679	)*(a)
JET2 PLC	(9,795)	(108,138	)*(a)
Wizz Air Holdings PLC	(2,450)	(52,424	)*(a)

Total Airlines		(318,241)

Building Products - (0.5)%
Daikin Industries Ltd.	(1,200)	(192,595	)(a)

Commercial Services & Supplies - (2.6)%
Biffa PLC	(33,057)	(150,935	)(a)
Boyd Group Services Inc.	(1,100)	(118,494)
GFL Environmental Inc.	(5,600)	(144,264)
Japan Elevator Service Holdings Co. Ltd.	(9,700)	(101,083	)(a)
MSA Safety Inc.	(1,127)	(136,446)
Ritchie Bros Auctioneers Inc.	(2,704)	(175,922)
Secom Co. Ltd.	(1,800)	(111,267	)(a)

Total Commercial Services & Supplies		(938,411)

Construction & Engineering - (1.1)%
Bouygues SA	(3,549)	(109,757	)(a)
Shimizu Corp.	(25,800)	(142,709	)(a)
SNC-Lavalin Group Inc.	(7,800)	(134,161)

Total Construction & Engineering		(386,627)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	15

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Electrical Equipment - (1.2)%
Nidec Corp.	(2,500)	$(154,584	)(a)
Siemens Gamesa Renewable Energy SA	(9,151)	(172,763	)*(a)
Vestas Wind Systems A/S	(5,858)	(124,140	)(a)

Total Electrical Equipment		(451,487)

Industrial Conglomerates - (0.9)%
Aker ASA, Class A Shares	(2,000)	(154,000	)(a)
Hitachi Ltd.	(3,400)	(161,096	)(a)

Total Industrial Conglomerates		(315,096)

Machinery - (2.0)%
Alstom SA	(6,365)	(145,697	)(a)
Chart Industries Inc.	(789)	(132,063	)*
Kubota Corp.	(9,600)	(143,581	)(a)
Kurita Water Industries Ltd.	(4,400)	(160,042	)(a)
Makita Corp.	(5,700)	(142,234	)(a)

Total Machinery		(723,617)

Professional Services - (1.7)%
Clarivate PLC	(8,562)	(118,669	)*
Dun & Bradstreet Holdings Inc.	(11,885)	(178,632	)*
LifeWorks Inc.	(6,400)	(153,536)
RWS Holdings PLC	(20,492)	(86,270	)(a)
Verisk Analytics Inc.	(648)	(112,162)

Total Professional Services		(649,269)

Road & Rail - (1.4)%
Canadian Pacific Railway Ltd.	(1,900)	(132,714)
East Japan Railway Co.	(2,600)	(133,030	)(a)
Hankyu Hanshin Holdings Inc.	(5,400)	(147,362	)(a)
Kintetsu Group Holdings Co. Ltd.	(2,600)	(80,902	)(a)

Total Road & Rail		(494,008)

Trading Companies & Distributors - (0.3)%
MonotaRO Co. Ltd.	(6,600)	(98,165	)(a)

Transportation Infrastructure - (1.6)%
Atlantia SpA	(4,901)	(115,028	)(a)
Auckland International Airport Ltd.	(30,980)	(138,747	)*(a)
Japan Airport Terminal Co. Ltd.	(4,100)	(163,639	)*(a)
Transurban Group	(14,645)	(145,437	)(a)

Total Transportation Infrastructure		(562,851)

TOTAL INDUSTRIALS		(5,580,111)

See Notes to Schedule of Investments.

16	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - (9.6)%
Electronic Equipment, Instruments & Components - (0.8)%
Hexagon AB, Class B Shares	(11,773)	$(122,418	)(a)
Teledyne Technologies Inc.	(461)	(172,926	)*

Total Electronic Equipment, Instruments & Components		(295,344)

IT Services - (4.5)%
Affirm Holdings Inc.	(3,493)	(63,084	)*
Block Inc.	(1,521)	(93,481	)*
Broadridge Financial Solutions Inc.	(1,127)	(160,654)
Fidelity National Information Services Inc.	(1,352)	(123,938)
GMO Payment Gateway Inc.	(2,100)	(148,044	)(a)
Nexi SpA	(12,695)	(105,713	)*(a)
NEXTDC Ltd.	(25,518)	(186,408	)*(a)
Sabre Corp.	(15,040)	(87,683	)*
Shift4 Payments Inc., Class A Shares	(2,535)	(83,807	)*
Shopify Inc., Class A Shares	(3,000)	(93,738	)*
Switch Inc., Class A Shares	(4,788)	(160,398)
Wix.com Ltd.	(2,085)	(136,672	)*
Worldline SA	(3,932)	(145,456	)*(a)

Total IT Services		(1,589,076)

Semiconductors & Semiconductor Equipment - (0.9)%
ams-OSRAM AG	(9,576)	(86,380	)*(a)
SOITEC	(1,095)	(157,448	)*(a)
Wolfspeed Inc.	(1,916)	(121,570	)*

Total Semiconductors & Semiconductor Equipment		(365,398)

Software - (3.4)%
AVEVA Group PLC	(5,349)	(146,167	)(a)
Bill.com Holdings Inc.	(789)	(86,743	)*
BlackBerry Ltd.	(21,500)	(115,918	)*
Ceridian HCM Holding Inc.	(3,042)	(143,217	)*
Cint Group AB	(12,695)	(71,656	)*(a)
Lightspeed Commerce Inc.	(5,100)	(113,712	)*
Money Forward Inc.	(3,500)	(87,378	)*(a)
Paycor HCM Inc.	(5,014)	(130,364	)*
SentinelOne Inc., Class A Shares	(4,619)	(107,761	)*
Sinch AB	(14,628)	(47,433	)*(a)
Tyler Technologies Inc.	(408)	(135,652	)*
Unity Software Inc.	(2,028)	(74,671	)*

Total Software		(1,260,672)

TOTAL INFORMATION TECHNOLOGY		(3,510,490)

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	17

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
MATERIALS - (5.8)%
Chemicals - (4.3)%
Air Liquide SA	(992)	$(134,081	)(a)
Clariant AG, Registered Shares	(6,027)	(114,916	)(a)
Croda International PLC	(1,998)	(157,563	)(a)
Ecolab Inc.	(1,071)	(164,677)
Givaudan SA, Registered Shares	(48)	(169,642	)(a)
International Flavors & Fragrances Inc.	(1,352)	(161,050)
Koninklijke DSM NV	(783)	(113,110	)(a)
Nippon Paint Holdings Co. Ltd.	(25,300)	(188,775	)(a)
Quaker Chemical Corp.	(507)	(75,807)
Sherwin-Williams Co.	(676)	(151,363)
Sika AG, Registered Shares	(516)	(119,039	)(a)

Total Chemicals		(1,550,023)

Construction Materials - (0.5)%
Holcim Ltd.	(3,932)	(168,418	)(a)

Containers & Packaging - (0.7)%
AptarGroup Inc.	(1,183)	(122,097)
Ball Corp.	(2,085)	(143,385)

Total Containers & Packaging		(265,482)

Metals & Mining - (0.3)%
Wheaton Precious Metals Corp.	(3,000)	(108,095)

TOTAL MATERIALS		(2,092,018)

REAL ESTATE - (5.0)%
Equity Real Estate Investment Trusts (REITs) - (4.6)%
Aedifica SA	(1,676)	(160,789	)(a)
American Tower Corp.	(788)	(201,405)
Crown Castle International Corp.	(958)	(161,308)
Equinix Inc.	(264)	(173,453)
GLP J-REIT	(120)	(146,665	)(a)
Nippon Building Fund Inc.	(33)	(164,198	)(a)
Nippon Prologis REIT Inc.	(45)	(110,678	)(a)
Realty Income Corp.	(2,366)	(161,503)
Shaftesbury PLC	(22,554)	(143,379	)(a)
UDR Inc.	(2,873)	(132,273)

Total Equity Real Estate Investment Trusts (REITs)		(1,555,651)

Real Estate Management & Development - (0.4)%
Grainger PLC	(40,596)	(139,028	)(a)

TOTAL REAL ESTATE		(1,694,679)

See Notes to Schedule of Investments.

18	Franklin Global Market Neutral Fund 2022 Quarterly Report

FRANKLIN GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
UTILITIES - (2.4)%
Electric Utilities - (0.7)%
Emera Inc.	(2,500)	$(117,115)
NextEra Energy Inc.	(1,803)	(139,660)

Total Electric Utilities		(256,775)

Gas Utilities - (0.5)%
APA Group	(23,005)	(178,843	)(a)

Independent Power and Renewable Electricity Producers - (0.4)%
Neoen SA	(4,082)	(154,141	)(a)

Multi-Utilities - (0.8)%
Dominion Energy Inc.	(1,859)	(148,367)
National Grid PLC	(11,885)	(152,309	)(a)

Total Multi-Utilities		(300,676)

TOTAL UTILITIES		(890,435)

TOTAL SECURITIES SOLD SHORT (PROCEEDS - $(43,196,542))		$(31,467,068)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipts

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,148,273	GBP	2,605,000	Bank of New York	7/22/22	$(23,950)
USD	5,168,753	JPY	694,758,000	Bank of New York	7/22/22	41,547
USD	1,750,910	CAD	2,270,500	Citibank N.A.	7/22/22	(12,976)
USD	3,704,559	EUR	3,555,000	Northern Trust Co.	7/22/22	(26,258)

Total						$(21,637)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Market Neutral Fund 2022 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$886,343	$1,391,934	—		$2,278,277
Consumer Discretionary	1,518,201	3,106,050	—		4,624,251
Consumer Staples	1,140,480	1,122,042	—		2,262,522
Energy	657,429	1,077,788	—		1,735,217
Financials	2,405,461	2,046,397	—		4,451,858
Health Care	1,043,982	1,275,320	—		2,319,302
Industrials	1,829,193	3,765,596	—		5,594,789
Information Technology	2,385,561	1,213,114	—		3,598,675
Materials	1,153,794	972,597	$0	**	2,126,391
Real Estate	618,886	1,055,154	—		1,674,040
Utilities	315,115	581,000	—		896,115

Total Long-Term Investments	13,954,445	17,606,992	0	**	31,561,437

Short-Term Investments†	2,927,299	—	—		2,927,299

Total Investments	$16,881,744	$17,606,992	$0	**	$34,488,736

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$41,547	—		$41,547

Total	$16,881,744	$17,648,539	$0	**	$34,530,283

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$712,280	$1,692,814	—	$2,405,094
Consumer Discretionary	1,205,600	3,314,957	—	4,520,557
Consumer Staples	833,096	1,469,198	—	2,302,294
Energy	1,572,090	92,560	—	1,664,650
Financials	2,218,480	2,323,277	—	4,541,757
Health Care	1,463,490	801,493	—	2,264,983
Industrials	1,677,526	3,902,585	—	5,580,111
Information Technology	2,205,989	1,304,501	—	3,510,490
Materials	926,474	1,165,544	—	2,092,018
Real Estate	829,942	864,737	—	1,694,679
Utilities	405,142	485,293	—	890,435

Total Securities Sold Short	14,050,109	17,416,959	—	31,467,068

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	63,184	—	63,184

Total	$14,050,109	$17,480,143	—	$31,530,252

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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